Warrant Liabilities - Schedule of Changes in the Fair Value of the Company's Level 3 Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Fair Value of the Company [Abstract]
Balance at the beginning of the period	$ 833,615
Issuance of warrants	434,720	901,080
Change in fair value of warrant liabilities	(266,393)	(67,465)
Return of warrants	(921,422)
Balance at the end of the period	$ 80,520	$ 833,615